American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2019

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 42.5%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(1)	2,589	111,922
Airbus SE	3,574	512,183
BAE Systems plc	55,969	417,802
Boeing Co. (The)	551	187,290
Embraer SA ADR	27,788	482,678
Kratos Defense & Security Solutions, Inc.(1)	5,741	108,390
L3Harris Technologies, Inc.	4,545	937,679
Lockheed Martin Corp.	1,564	589,127
Mercury Systems, Inc.(1)	1,053	77,564
Textron, Inc.	7,767	357,981
		3,782,616
Air Freight and Logistics†
Expeditors International of Washington, Inc.	2,740	199,856
Airlines — 0.3%
Delta Air Lines, Inc.	8,282	456,173
Southwest Airlines Co.	27,941	1,568,328
		2,024,501
Auto Components — 0.3%
Aptiv plc	10,526	942,603
BorgWarner, Inc.	10,992	458,147
Cie Plastic Omnium SA	2,017	55,165
Hyundai Mobis Co. Ltd.	2,316	470,932
Hyundai Wia Corp.	1,899	83,386
Leoni AG(1)	8,718	104,476
NOK Corp.	4,900	76,625
		2,191,334
Automobiles — 0.7%
Honda Motor Co. Ltd. ADR	41,298	1,113,807
Hyundai Motor Co.	5,913	619,219
Kia Motors Corp.	7,334	266,791
Mazda Motor Corp.	35,000	321,743
Nissan Motor Co. Ltd.	92,000	583,103
Renault SA	4,771	243,859
Tesla, Inc.(1)	5,557	1,750,011
Thor Industries, Inc.	5,892	372,728
		5,271,261
Banks — 2.6%
Bank Central Asia Tbk PT	217,200	485,628
Bank of America Corp.	52,497	1,641,581
Barclays plc	391,425	850,189
BB&T Corp.	38,483	2,041,523
BNP Paribas SA	11,732	612,926
Citigroup, Inc.	4,851	348,593

Comerica, Inc.	11,946	781,507
Commerce Bancshares, Inc.	9,697	624,099
Commerzbank AG	67,673	404,398
FinecoBank Banca Fineco SpA	8,529	96,179
First BanCorp	9,293	97,762
First Hawaiian, Inc.	23,753	649,170
Hana Financial Group, Inc.	7,584	218,476
HDFC Bank Ltd. ADR	8,083	493,790
JPMorgan Chase & Co.	16,424	2,051,686
M&T Bank Corp.	3,891	609,058
Mitsubishi UFJ Financial Group, Inc.	167,400	875,823
Mizuho Financial Group, Inc.	319,700	496,483
PNC Financial Services Group, Inc. (The)	10,594	1,554,140
Prosperity Bancshares, Inc.	3,844	265,313
Societe Generale SA	13,428	381,631
Standard Chartered plc (London)	30,701	279,082
Sumitomo Mitsui Financial Group, Inc.	9,200	327,647
SVB Financial Group(1)	870	192,688
U.S. Bancorp	15,682	894,188
UMB Financial Corp.	5,681	370,742
UniCredit SpA	27,194	346,782
Veritex Holdings, Inc.	2,730	67,213
Wells Fargo & Co.	15,742	812,759
Westamerica Bancorporation	5,398	356,376
		19,227,432
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	3,930	1,471,628
Brown-Forman Corp., Class B	4,927	322,817
Constellation Brands, Inc., Class A	10,227	1,946,505
Diageo plc	8,377	342,953
Fevertree Drinks plc	983	23,698
MGP Ingredients, Inc.	1,446	62,019
PepsiCo, Inc.	13,757	1,887,047
Treasury Wine Estates Ltd.	42,964	519,150
		6,575,817
Biotechnology — 1.2%
AbbVie, Inc.	4,472	355,748
Abcam plc	3,171	47,968
ACADIA Pharmaceuticals, Inc.(1)	2,019	85,626
Acceleron Pharma, Inc.(1)	1,748	78,433
Aimmune Therapeutics, Inc.(1)	1,656	46,070
Amarin Corp. plc ADR(1)	3,741	61,427
Amgen, Inc.	2,259	481,732
Amicus Therapeutics, Inc.(1)	5,650	47,629
Arena Pharmaceuticals, Inc.(1)	1,836	89,441
Argenx SE(1)	612	74,663
Argenx SE ADR(1)	2,077	254,349
ArQule, Inc.(1)	3,748	37,892
Biogen, Inc.(1)	2,776	829,219

Blueprint Medicines Corp.(1)	9,754	671,465
CSL Ltd.	5,129	902,761
Exact Sciences Corp.(1)	5,873	510,951
FibroGen, Inc.(1)	1,217	47,646
Flexion Therapeutics, Inc.(1)	2,774	47,630
Galapagos NV(1)	376	69,255
Global Blood Therapeutics, Inc.(1)	816	39,127
Halozyme Therapeutics, Inc.(1)	3,123	47,844
Heron Therapeutics, Inc.(1)	2,046	43,478
Immunomedics, Inc.(1)	26,575	425,200
Insmed, Inc.(1)	3,631	67,500
Ionis Pharmaceuticals, Inc.(1)	13,153	732,885
Iovance Biotherapeutics, Inc.(1)	2,428	51,304
Mirati Therapeutics, Inc.(1)	298	28,066
MorphoSys AG(1)	652	71,034
Natera, Inc.(1)	2,405	92,641
PeptiDream, Inc.(1)	1,400	70,187
Portola Pharmaceuticals, Inc.(1)	1,691	48,887
Principia Biopharma, Inc.(1)	778	27,471
PTC Therapeutics, Inc.(1)	1,585	64,811
Regeneron Pharmaceuticals, Inc.(1)	2,684	822,056
REGENXBIO, Inc.(1)	761	27,160
Sage Therapeutics, Inc.(1)	1,613	218,803
Stoke Therapeutics, Inc.(1)	1,060	30,040
Turning Point Therapeutice, Inc.(1)	3,242	124,363
Ultragenyx Pharmaceutical, Inc.(1)	794	31,871
Vertex Pharmaceuticals, Inc.(1)	6,488	1,268,274
Viking Therapeutics, Inc.(1)	3,877	25,084
		9,097,991
Building Products — 0.3%
Fortune Brands Home & Security, Inc.	1,081	64,914
Johnson Controls International plc	41,338	1,791,175
Lindab International AB	5,336	59,650
PGT Innovations, Inc.(1)	5,982	105,642
Trex Co., Inc.(1)	1,631	143,349
		2,164,730
Capital Markets — 1.5%
Ameriprise Financial, Inc.	6,924	1,044,762
Ares Management Corp., Class A	4,215	124,638
Ashmore Group plc	6,058	36,606
Assetmark Financial Holdings, Inc.(1)	1,885	51,724
Bank of New York Mellon Corp. (The)	16,873	788,813
BlackRock, Inc.	444	204,995
Credit Suisse Group AG(1)	38,474	477,323
Euronext NV	1,747	140,930
Hamilton Lane, Inc., Class A	1,355	80,785
Intercontinental Exchange, Inc.	20,204	1,905,641
Intermediate Capital Group plc	10,235	197,216
London Stock Exchange Group plc	7,594	684,858

LPL Financial Holdings, Inc.	13,336	1,078,082
Morgan Stanley	11,599	534,134
MSCI, Inc.	3,073	720,803
Northern Trust Corp.	14,625	1,457,820
Partners Group Holding AG	533	416,456
S&P Global, Inc.	3,377	871,232
State Street Corp.	7,640	504,775
		11,321,593
Chemicals — 0.3%
Dow, Inc.	5,147	259,872
Ecolab, Inc.	978	187,845
Ferro Corp.(1)	7,679	85,467
KH Neochem Co. Ltd.	2,100	51,117
Koninklijke DSM NV	5,395	639,644
Olin Corp.	1,454	26,666
Sherwin-Williams Co. (The)	831	475,598
Symrise AG	4,907	472,189
		2,198,398
Commercial Services and Supplies — 0.4%
ABM Industries, Inc.	1,650	60,159
Babcock International Group plc	117,542	843,732
Brink's Co. (The)	1,951	165,757
Casella Waste Systems, Inc., Class A(1)	1,777	77,459
Clean Harbors, Inc.(1)	1,648	135,894
Cleanaway Waste Management Ltd.	35,990	45,668
HomeServe plc	7,295	109,538
IAA, Inc.(1)	2,533	96,634
Loomis AB, B Shares	3,940	152,471
Rentokil Initial plc	9,490	55,880
Republic Services, Inc.	4,832	422,848
US Ecology, Inc.	2,045	127,260
Waste Management, Inc.	4,648	521,552
		2,814,852
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	3,235	791,184
AudioCodes Ltd.	3,404	71,960
Cisco Systems, Inc.	21,121	1,003,459
Lumentum Holdings, Inc.(1)	1,009	63,224
Motorola Solutions, Inc.	2,271	377,713
Telefonaktiebolaget LM Ericsson, B Shares	54,503	475,570
		2,783,110
Construction and Engineering — 0.1%
Badger Daylighting Ltd.	4,568	135,330
Hazama Ando Corp.	13,200	101,698
Jacobs Engineering Group, Inc.	5,623	526,200
SHO-BOND Holdings Co. Ltd.	2,500	96,711
		859,939
Construction Materials — 0.1%
Cemex SAB de CV ADR	35,138	132,470

Vulcan Materials Co.	5,674	810,645
		943,115
Consumer Finance — 0.1%
American Express Co.	3,184	373,419
Cembra Money Bank AG	666	70,557
		443,976
Containers and Packaging — 0.3%
Ball Corp.	10,194	713,274
Berry Global Group, Inc.(1)	1,545	64,133
Graphic Packaging Holding Co.	16,648	260,708
Packaging Corp. of America	4,935	540,185
SIG Combibloc Group AG(1)	3,306	45,701
Sonoco Products Co.	5,705	329,178
		1,953,179
Distributors — 0.2%
Genuine Parts Co.	6,113	627,071
LKQ Corp.(1)	22,611	768,548
Pool Corp.	249	51,643
		1,447,262
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	3,424	508,533
Chegg, Inc.(1)	15,961	489,364
frontdoor, Inc.(1)	1,322	63,760
Grand Canyon Education, Inc.(1)	1,006	92,512
		1,154,169
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,595	1,189,385
ECN Capital Corp.	18,069	59,677
Zenkoku Hosho Co. Ltd.	3,100	129,365
		1,378,427
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA(1)	20,893	901,004
Verizon Communications, Inc.	36,857	2,228,743
		3,129,747
Electric Utilities — 1.0%
Edison International	10,264	645,605
Eversource Energy	4,727	395,839
Iberdrola SA	44,962	461,826
NextEra Energy, Inc.	6,566	1,564,940
Pinnacle West Capital Corp.	22,124	2,082,311
Xcel Energy, Inc.	33,617	2,135,016
		7,285,537
Electrical Equipment — 1.3%
AMETEK, Inc.	13,260	1,215,279
Eaton Corp. plc	9,843	857,424
Emerson Electric Co.	28,979	2,032,877
Hubbell, Inc.	16,387	2,322,038
Melrose Industries plc	170,961	472,172
nVent Electric plc	54,742	1,262,350

Schneider Electric SE	12,870	1,198,981
Sensata Technologies Holding plc(1)	2,558	130,944
Signify NV	12,764	374,320
Varta AG(1)	907	102,908
		9,969,293
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	6,000	114,293
Barco NV	706	153,466
CDW Corp.	10,057	1,286,391
Cognex Corp.	9,709	499,916
Electrocomponents plc	12,066	106,355
Isra Vision AG	1,065	50,620
Keyence Corp.	800	505,126
Keysight Technologies, Inc.(1)	11,556	1,166,116
Landis+Gyr Group AG(1)	870	80,661
Rogers Corp.(1)	367	49,721
SYNNEX Corp.	1,056	124,334
TE Connectivity Ltd.	15,777	1,412,042
		5,549,041
Energy Equipment and Services — 0.4%
Baker Hughes Co.	10,385	222,239
Cactus, Inc., Class A(1)	30,455	905,122
Schlumberger Ltd.	34,245	1,119,469
Subsea 7 SA	6,029	56,763
Tecnicas Reunidas SA(1)	11,123	279,739
TGS NOPEC Geophysical Co. ASA	3,130	81,074
		2,664,406
Entertainment — 0.5%
Embracer Group AB(1)	5,934	40,283
Live Nation Entertainment, Inc.(1)	6,252	440,766
Netflix, Inc.(1)	4,438	1,275,525
Studio Dragon Corp.(1)	378	25,342
Take-Two Interactive Software, Inc.(1)	6,442	775,295
Walt Disney Co. (The)	5,597	727,162
World Wrestling Entertainment, Inc., Class A	1,126	63,101
Zynga, Inc., Class A(1)	9,386	57,912
		3,405,386
Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	583	16,312
Advance Residence Investment Corp.	53	175,994
Agree Realty Corp.	5,370	422,995
Alexandria Real Estate Equities, Inc.	3,615	573,881
Allied Properties Real Estate Investment Trust	4,297	174,803
American Tower Corp.	725	158,108
Americold Realty Trust	19,140	767,323
Brixmor Property Group, Inc.	9,615	211,722
Camden Property Trust	5,089	582,029
CapitaLand Commercial Trust	62,500	94,055
CareTrust REIT, Inc.	3,574	86,634

Charter Hall Group	32,001	248,851
Comforia Residential REIT, Inc.	52	169,478
CoreSite Realty Corp.	835	98,113
Cousins Properties, Inc.	1,175	47,153
CyrusOne, Inc.	1,267	90,312
Embassy Office Parks REIT	9,000	52,390
Empire State Realty Trust, Inc., Class A	28,367	410,470
Equinix, Inc.	622	352,537
Equity Residential	6,179	547,830
Essential Properties Realty Trust, Inc.	12,432	319,005
Extra Space Storage, Inc.	855	95,991
Fibra Uno Administracion SA de CV	486,652	739,724
Gaming and Leisure Properties, Inc.	6,157	248,497
Gecina SA	1,066	182,968
GLP J-Reit	162	211,385
Goodman Group	38,982	386,085
Granite Real Estate Investment Trust	2,491	123,349
Healthpeak Properties, Inc.	18,482	695,293
Hudson Pacific Properties, Inc.	7,631	274,106
Inmobiliaria Colonial Socimi SA	15,173	196,074
Invesco Office J-Reit, Inc.	1,485	299,841
Invitation Homes, Inc.	15,490	476,937
Kilroy Realty Corp.	4,142	347,638
Link REIT	32,500	353,616
Mapletree Commercial Trust	130,700	223,725
Mapletree Industrial Trust	50,400	94,335
MGM Growth Properties LLC, Class A	18,172	567,148
Northview Apartment Real Estate Investment Trust	6,089	133,421
Orix JREIT, Inc.	247	558,371
Piedmont Office Realty Trust, Inc., Class A	21,415	480,553
Prologis, Inc.	24,828	2,178,905
Rexford Industrial Realty, Inc.	11,549	555,391
Ryman Hospitality Properties, Inc.	2,159	181,723
Safestore Holdings plc	21,869	198,515
SBA Communications Corp.	9,008	2,167,775
Segro plc	36,096	394,962
Spirit Realty Capital, Inc.	6,739	335,872
STORE Capital Corp.	10,514	425,817
Summit Industrial Income REIT(1)	10,900	105,930
Sun Communities, Inc.	3,791	616,606
UDR, Inc.	8,552	429,738
UNITE Group plc (The)	24,675	359,677
VICI Properties, Inc.	16,296	383,771
Welltower, Inc.	20,094	1,822,325
Weyerhaeuser Co.	60,537	1,768,286
		24,214,345
Food and Staples Retailing — 0.2%
Cosmos Pharmaceutical Corp.	500	103,280
Costco Wholesale Corp.	667	198,172
Grocery Outlet Holding Corp.(1)	1,304	41,598

Kobe Bussan Co. Ltd.	3,200	94,840
Koninklijke Ahold Delhaize NV	20,861	519,574
Sysco Corp.	7,773	620,830
Walgreens Boots Alliance, Inc.	5,088	278,721
		1,857,015
Food Products — 0.6%
AAK AB	5,079	90,095
Ariake Japan Co. Ltd.	1,000	77,881
Ausnutria Dairy Corp. Ltd.(1)	30,000	44,754
Bakkafrost P/F	1,553	97,155
Beyond Meat, Inc.(1)	310	26,179
Conagra Brands, Inc.	17,344	469,155
J.M. Smucker Co. (The)	3,259	344,411
Kellogg Co.	4,358	276,864
Mondelez International, Inc., Class A	22,450	1,177,502
Nestle SA	6,606	705,369
Nomad Foods Ltd.(1)	4,297	83,834
Orkla ASA	107,029	1,028,850
		4,422,049
Gas Utilities — 0.1%
Atmos Energy Corp.	4,291	482,652
Chesapeake Utilities Corp.	678	64,274
Nippon Gas Co. Ltd.	3,100	88,138
Spire, Inc.	5,945	499,737
		1,134,801
Health Care Equipment and Supplies — 1.7%
Baxter International, Inc.	4,792	367,546
DexCom, Inc.(1)	1,606	247,710
Edwards Lifesciences Corp.(1)	2,898	690,825
Elekta AB, B Shares	4,537	63,288
Haemonetics Corp.(1)	6,518	786,918
Hologic, Inc.(1)	8,164	394,403
Hoya Corp.	4,400	390,401
ICU Medical, Inc.(1)	196	31,676
Insulet Corp.(1)	435	63,214
Intuitive Surgical, Inc.(1)	1,996	1,103,688
Masimo Corp.(1)	4,237	617,712
Medtronic plc	16,516	1,798,593
Merit Medical Systems, Inc.(1)	1,511	31,210
Nihon Kohden Corp.	3,100	92,486
OrthoPediatrics Corp.(1)	1,405	54,345
ResMed, Inc.	5,613	830,275
Siemens Healthineers AG	12,191	517,617
Silk Road Medical, Inc.(1)	2,858	94,657
SmileDirectClub, Inc.(1)	15,186	177,600
Teleflex, Inc.	2,865	995,330
Terumo Corp.	14,500	472,556
Zimmer Biomet Holdings, Inc.	21,890	3,025,855
		12,847,905

Health Care Providers and Services — 1.1%

Acadia Healthcare Co., Inc.(1)	2,274	68,197
Amplifon SpA	2,970	74,738
Cardinal Health, Inc.	12,966	641,169
Centene Corp.(1)	13,282	705,009
CVS Health Corp.	5,652	375,236
Encompass Health Corp.	21,136	1,353,127
Ensign Group, Inc. (The)	2,635	111,329
HealthEquity, Inc.(1)	1,018	57,812
Henry Schein, Inc.(1)	7,245	453,428
Humana, Inc.	931	273,900
Korian SA	3,112	131,912
McKesson Corp.	3,821	508,193
Pennant Group, Inc. (The)(1)	1,998	35,944
Progyny, Inc.(1)	4,581	75,266
Quest Diagnostics, Inc.	20,018	2,026,822
R1 RCM, Inc.(1)	14,357	152,615
UnitedHealth Group, Inc.	2,596	656,009
Universal Health Services, Inc., Class B	3,813	524,135
		8,224,841
Health Care Technology — 0.3%
Cerner Corp.	20,215	1,356,831
Health Catalyst, Inc.(1)	11,701	376,304
Inspire Medical Systems, Inc.(1)	821	50,065
Teladoc Health, Inc.(1)	2,282	174,801
		1,958,001
Hotels, Restaurants and Leisure — 0.8%
Autogrill SpA	5,787	57,187
Carnival Corp.	10,751	461,110
Chipotle Mexican Grill, Inc.(1)	3,545	2,758,577
Churchill Downs, Inc.	1,467	190,695
Domino's Pizza, Inc.	766	208,061
Jumbo Interactive Ltd.	5,256	80,197
Melco International Development Ltd.	9,000	23,762
Planet Fitness, Inc., Class A(1)	13,934	887,039
Royal Caribbean Cruises Ltd.	4,321	470,255
Sodexo SA	4,559	501,537
Starbucks Corp.	5,380	454,933
		6,093,353
Household Durables — 0.3%
Bellway plc	877	36,043
Breville Group Ltd.	2,324	24,506
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,700	125,941
Haseko Corp.	48,500	624,817
Iida Group Holdings Co. Ltd.	21,400	355,509
Pressance Corp.	5,500	89,910
PulteGroup, Inc.	13,038	511,611
Skyline Champion Corp.(1)	4,257	120,175
Tempur Sealy International, Inc.(1)	756	68,758
Token Corp.	1,300	83,286

TopBuild Corp.(1)	1,660	172,524
		2,213,080
Household Products — 0.4%
Kimberly-Clark Corp.	3,196	424,684
Pigeon Corp.	2,200	108,139
Procter & Gamble Co. (The)	21,714	2,703,610
		3,236,433
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,267	391,579
Rheinmetall AG	710	85,443
Roper Technologies, Inc.	616	207,567
Siemens AG	7,886	909,638
		1,594,227
Insurance — 1.3%
Aegon NV	139,472	603,273
Aflac, Inc.	14,009	744,719
AIA Group Ltd.	82,200	815,626
Arthur J. Gallagher & Co.	1,536	140,114
Brown & Brown, Inc.	6,542	246,503
BRP Group, Inc., Class A(1)	5,877	95,207
Chubb Ltd.	10,920	1,664,426
eHealth, Inc.(1)	1,420	98,037
Globe Life, Inc.	2,000	194,660
Goosehead Insurance, Inc., Class A	926	47,393
Kinsale Capital Group, Inc.	1,406	148,642
NN Group NV	4,302	164,030
Palomar Holdings, Inc.(1)	3,082	139,152
ProAssurance Corp.	13,423	526,450
Progressive Corp. (The)	6,211	432,907
Prudential Financial, Inc.	5,514	502,546
Reinsurance Group of America, Inc.	12,462	2,024,701
Travelers Cos., Inc. (The)	5,352	701,433
Zurich Insurance Group AG	1,710	668,444
		9,958,263
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A(1)	1,362	1,714,486
Alphabet, Inc., Class C(1)	2,303	2,902,033
Baidu, Inc. ADR(1)	2,934	298,828
Facebook, Inc., Class A(1)	17,490	3,351,958
Pinterest, Inc., Class A(1)	19,727	495,937
Tencent Holdings Ltd.	30,400	1,239,639
Twitter, Inc.(1)	37,562	1,125,733
		11,128,614
Internet and Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. ADR(1)	3,752	662,866
Amazon.com, Inc.(1)	2,801	4,976,424
Etsy, Inc.(1)	757	33,679
Expedia Group, Inc.	5,008	684,393
HelloFresh SE(1)	6,203	108,428

Moneysupermarket.com Group plc	10,955	48,709
Takeaway.com NV(1)	1,005	81,850
Trainline plc(1)	11,791	63,655
		6,660,004
IT Services — 2.7%
Accenture plc, Class A	3,921	727,032
Adyen NV(1)	553	388,361
Afterpay Touch Group Ltd.(1)	2,587	51,177
Alten SA	665	73,039
Booz Allen Hamilton Holding Corp.	9,402	661,619
CACI International, Inc., Class A(1)	476	106,505
Evo Payments, Inc., Class A(1)	2,150	61,124
Fiserv, Inc.(1)	26,807	2,845,295
FleetCor Technologies, Inc.(1)	4,661	1,371,359
GDS Holdings Ltd. ADR(1)	5,931	247,204
Genpact Ltd.	3,753	147,005
GMO Payment Gateway, Inc.	900	66,399
International Business Machines Corp.	2,846	380,596
InterXion Holding NV(1)	14,233	1,255,635
MasterCard, Inc., Class A	12,902	3,571,403
NEXTDC Ltd.(1)	20,923	92,181
Okta, Inc.(1)	12,881	1,404,931
PayPal Holdings, Inc.(1)	3,888	404,741
SCSK Corp.	1,500	76,364
SHIFT, Inc.(1)	1,300	73,917
Square, Inc., Class A(1)	39,131	2,403,817
Visa, Inc., Class A	20,080	3,591,509
		20,001,213
Leisure Products†
BRP, Inc.	1,104	49,530
Games Workshop Group plc	1,201	69,661
		119,191
Life Sciences Tools and Services — 0.3%
10X Genomics, Inc., Class A(1)	917	53,186
Agilent Technologies, Inc.	6,309	477,907
Bruker Corp.	14,964	665,898
Evotec SE(1)	2,457	56,500
Lonza Group AG(1)	1,754	631,479
NeoGenomics, Inc.(1)	4,410	101,121
PRA Health Sciences, Inc.(1)	870	85,008
Tecan Group AG	402	95,121
		2,166,220
Machinery — 0.9%
ATS Automation Tooling Systems, Inc.(1)	2,883	39,138
Caterpillar, Inc.	2,546	350,839
Chart Industries, Inc.(1)	2,233	130,921
Cummins, Inc.	6,445	1,111,634
FANUC Corp.	1,600	315,848
Georg Fischer AG	55	52,571

Harmonic Drive Systems, Inc.	1,000	46,671
IMI plc	38,989	506,714
Ingersoll-Rand plc	11,871	1,506,311
Kennametal, Inc.	2,987	92,448
Kornit Digital Ltd.(1)	3,091	105,063
Nabtesco Corp.	3,300	105,267
Navistar International Corp.(1)	1,624	50,799
PACCAR, Inc.	5,528	420,460
Parker-Hannifin Corp.	5,970	1,095,435
RBC Bearings, Inc.(1)	687	110,222
Rotork plc	13,692	53,480
Valmet Oyj	4,305	96,233
Wabtec Corp.	7,870	545,942
		6,735,996
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	18,411	76,983
Comcast Corp., Class A	16,869	756,069
Nippon Television Holdings, Inc.	23,000	300,070
NOS SGPS SA	11,282	67,024
Stroeer SE & Co. KGaA	1,150	92,625
TV Asahi Holdings Corp.	7,200	112,613
		1,405,384
Metals and Mining†
Kirkland Lake Gold Ltd.	2,352	110,448
Northern Star Resources Ltd.	5,476	37,546
Saracen Mineral Holdings Ltd.(1)	46,681	122,542
		270,536
Multi-Utilities — 0.2%
Ameren Corp.	6,742	523,853
NorthWestern Corp.	7,908	573,488
WEC Energy Group, Inc.	3,397	320,677
		1,418,018
Multiline Retail — 0.2%
Magazine Luiza SA	47,800	529,191
Pan Pacific International Holdings Corp.	25,200	396,928
Target Corp.	7,161	765,582
		1,691,701
Oil, Gas and Consumable Fuels — 1.3%
Callon Petroleum Co.(1)	20,568	78,158
Chevron Corp.	10,028	1,164,652
ConocoPhillips	23,228	1,282,186
Devon Energy Corp.	7,423	150,539
Eni SpA	40,516	614,062
Gazprom PJSC ADR	78,071	625,888
Gazprom PJSC	35,939	145,695
Gaztransport Et Technigaz SA	932	85,055
Gibson Energy, Inc.	5,132	89,462
Imperial Oil Ltd.	9,978	248,484
Lundin Petroleum AB	16,341	541,238
Neste Oyj	15,498	560,201

Noble Energy, Inc.	19,173	369,272
ONEOK, Inc.	6,260	437,136
PetroChina Co. Ltd., H Shares	544,000	265,293
Phillips 66	3,133	365,997
Saras SpA	200,751	385,282
Surgutneftegas PJSC Preference Shares	1,010,100	593,601
TOTAL SA ADR	24,097	1,268,225
Valero Energy Corp.	2,752	266,889
		9,537,315
Paper and Forest Products — 0.2%
Boise Cascade Co.	2,138	76,476
Mondi plc	59,695	1,239,263
		1,315,739
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	945	176,025
Fancl Corp.	2,200	62,457
Inter Parfums, Inc.	683	52,885
Medifast, Inc.	1,447	160,530
Ontex Group NV	10,220	185,394
Shiseido Co. Ltd.	12,200	1,010,479
		1,647,770
Pharmaceuticals — 1.1%
Aerie Pharmaceuticals, Inc.(1)	1,443	32,020
AstraZeneca plc	8,259	805,469
Bristol-Myers Squibb Co.	7,293	418,399
Catalent, Inc.(1)	10,754	523,182
Dechra Pharmaceuticals plc	2,172	74,016
Hikma Pharmaceuticals plc	3,341	87,105
Horizon Therapeutics plc(1)	2,895	83,694
Johnson & Johnson	11,334	1,496,541
Merck & Co., Inc.	10,573	916,256
MyoKardia, Inc.(1)	1,113	63,808
Novartis AG	7,460	651,688
Novo Nordisk A/S, B Shares	7,483	412,001
Optinose, Inc.(1)	3,947	30,866
Pfizer, Inc.	38,656	1,483,231
Reata Pharmaceuticals, Inc., Class A(1)	249	51,314
Sanofi	3,703	341,353
Sanofi ADR	14,306	659,221
Zoetis, Inc.	2,729	349,094
		8,479,258
Professional Services — 0.7%
Applus Services SA	4,102	49,474
ASGN, Inc.(1)	1,831	116,433
Capita plc(1)	273,680	553,693
IHS Markit Ltd.(1)	17,145	1,200,493
Nihon M&A Center, Inc.	2,800	85,536
Recruit Holdings Co. Ltd.	23,200	769,204
Robert Half International, Inc.	2,020	115,685

Teleperformance	754	170,949
TriNet Group, Inc.(1)	1,497	79,326
Trust Tech, Inc.	5,900	74,778
UT Group Co. Ltd.	4,000	99,283
Verisk Analytics, Inc.	12,790	1,850,713
		5,165,567
Real Estate Management and Development — 0.5%
Altus Group Ltd.	2,042	56,589
Aroundtown SA	13,862	116,971
Ayala Land, Inc.	165,690	158,269
CapitaLand Ltd.	59,800	157,361
China Resources Land Ltd.	18,000	76,673
Colliers International Group, Inc.	1,089	72,966
Corp. Inmobiliaria Vesta SAB de CV	78,374	131,964
ESR Cayman Ltd.(1)	3,200	6,930
Fabege AB	20,600	307,492
Fastighets AB Balder, B Shares(1)	3,311	128,424
FirstService Corp.	1,930	168,455
LEG Immobilien AG	2,011	230,991
Longfor Group Holdings Ltd.	48,000	198,691
Mitsubishi Estate Co. Ltd.	20,100	389,462
Mitsui Fudosan Co. Ltd.	13,500	345,120
Nexity SA	1,443	74,806
Open House Co. Ltd.	2,700	68,903
Shimao Property Holdings Ltd.	44,500	149,312
Shurgard Self Storage SA	2,644	89,498
Sun Hung Kai Properties Ltd.	18,500	278,132
Times China Holdings Ltd.	62,000	109,633
VGP NV	1,011	94,280
Vonovia SE	8,609	458,488
		3,869,410
Road and Rail — 0.3%
ArcBest Corp.	2,293	66,245
Heartland Express, Inc.	25,794	539,095
J.B. Hunt Transport Services, Inc.	6,421	754,853
Localiza Rent a Car SA	24,000	257,324
Norfolk Southern Corp.	2,483	451,906
Sixt SE	716	69,938
TFI International, Inc.	1,970	62,775
Union Pacific Corp.	1,804	298,490
		2,500,626
Semiconductors and Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(1)	31,764	1,077,753
Applied Materials, Inc.	51,415	2,789,778
ASML Holding NV	1,742	457,012
Broadcom, Inc.	1,695	496,381
Entegris, Inc.	1,639	78,672
Inphi Corp.(1)	1,247	89,634
Intel Corp.	9,287	524,994
Lasertec Corp.	1,400	100,293

Lattice Semiconductor Corp.(1)	6,146	120,400
Marvell Technology Group Ltd.	28,137	686,261
Maxim Integrated Products, Inc.	20,754	1,217,430
Microchip Technology, Inc.	4,363	411,387
Micron Technology, Inc.(1)	10,371	493,141
MKS Instruments, Inc.	424	45,885
Monolithic Power Systems, Inc.	478	71,662
Nova Measuring Instruments Ltd.(1)	1,420	47,584
NVIDIA Corp.	1,282	257,708
Silicon Laboratories, Inc.(1)	751	79,786
SOITEC(1)	1,380	151,942
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	485,764
Texas Instruments, Inc.	1,877	221,467
Xilinx, Inc.	2,342	212,513
		10,117,447
Software — 2.5%
Adobe, Inc.(1)	1,074	298,497
Atlassian Corp. plc, Class A(1)	6,805	821,976
Avalara, Inc.(1)	1,209	85,839
Avast plc	27,784	149,325
AVEVA Group plc	1,627	88,169
Blackline, Inc.(1)	1,170	54,686
Bottomline Technologies de, Inc.(1)	1,239	50,737
Cadence Design Systems, Inc.(1)	13,230	864,581
Coupa Software, Inc.(1)	5,470	752,070
Dassault Systemes SE	2,850	433,534
Descartes Systems Group, Inc. (The)(1)	2,095	81,519
DocuSign, Inc.(1)	27,101	1,793,815
Elastic NV(1)	420	30,244
Fair Isaac Corp.(1)	176	53,511
Five9, Inc.(1)	2,316	128,561
Fuji Soft, Inc.	1,500	65,354
Globant SA(1)	813	75,820
Microsoft Corp.	19,836	2,843,887
Palo Alto Networks, Inc.(1)	2,106	478,883
Paycom Software, Inc.(1)	2,386	504,711
Paylocity Holding Corp.(1)	1,424	146,103
Proofpoint, Inc.(1)	5,359	618,268
Rapid7, Inc.(1)	2,847	142,606
RingCentral, Inc., Class A(1)	14,169	2,288,577
salesforce.com, Inc.(1)	23,843	3,731,191
Slack Technologies, Inc., Class A(1)	21,216	466,752
Splunk, Inc.(1)	13,859	1,662,526
WiseTech Global Ltd.	1,897	34,047
		18,745,789
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	6,681	1,085,529
Best Buy Co., Inc.	1,717	123,332
Boot Barn Holdings, Inc.(1)	2,952	103,468
Burlington Stores, Inc.(1)	5,196	998,515

Five Below, Inc.(1)	5,081	635,684
Floor & Decor Holdings, Inc., Class A(1)	9,475	434,239
Home Depot, Inc. (The)	5,325	1,249,139
JD Sports Fashion plc	9,446	94,107
Kingfisher plc	311,837	838,583
National Vision Holdings, Inc.(1)	2,734	65,069
O'Reilly Automotive, Inc.(1)	1,193	519,563
Ross Stores, Inc.	7,666	840,730
TJX Cos., Inc. (The)	10,193	587,627
Tractor Supply Co.	5,418	514,818
		8,090,403
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	8,663	2,155,008
HP, Inc.	19,555	339,670
		2,494,678
Textiles, Apparel and Luxury Goods — 0.6%
ANTA Sports Products Ltd.	33,000	322,715
Burberry Group plc	15,831	419,853
Canada Goose Holdings, Inc.(1)	13,977	584,658
Crocs, Inc.(1)	2,336	81,737
Lululemon Athletica, Inc.(1)	3,019	616,691
NIKE, Inc., Class B	21,837	1,955,503
Puma SE	4,871	366,297
VF Corp.	2,906	239,135
		4,586,589
Thrifts and Mortgage Finance — 0.1%
Aruhi Corp.	4,400	99,119
Capitol Federal Financial, Inc.	35,651	508,740
LendingTree, Inc.(1)	176	63,333
		671,192
Trading Companies and Distributors — 0.3%
AerCap Holdings NV(1)	7,107	411,353
Grafton Group plc	8,475	85,764
IMCD NV	140	10,933
MonotaRO Co. Ltd.	19,600	592,890
MSC Industrial Direct Co., Inc., Class A	10,689	782,542
NOW, Inc.(1)	4,272	45,027
Seven Group Holdings Ltd.	10,705	138,049
SiteOne Landscape Supply, Inc.(1)	1,624	143,010
Yamazen Corp.	6,700	61,809
		2,271,377
Water Utilities†
SJW Group	828	59,906
Wireless Telecommunication Services†
Rogers Communications, Inc., Class B	6,145	289,311
TOTAL COMMON STOCKS (Cost $249,232,137)		319,030,535
AFFILIATED FUNDS(2) — 36.8%
American Century Diversified Corporate Bond ETF	288,278	14,834,786
American Century Quality Diversified International ETF	830,500	32,978,574

American Century STOXX U.S. Quality Growth ETF		1,115,233	47,037,517
American Century STOXX U.S. Quality Value ETF		932,748	38,482,198
Avantis Emerging Markets Equity ETF		790,517	40,336,130
Avantis International Equity ETF		605,200	31,196,789
Avantis International Small Cap Value ETF		168,300	8,699,511
Avantis U.S. Equity ETF		1,010,219	51,618,554
Avantis U.S. Small Cap Value ETF		215,904	11,049,146
TOTAL AFFILIATED FUNDS (Cost $274,624,348)			276,233,205
CORPORATE BONDS — 5.9%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21		45,000	46,440
Arconic, Inc., 5.125%, 10/1/24		160,000	171,714
Bombardier, Inc., 8.75%, 12/1/21(3)		25,000	26,563
Bombardier, Inc., 5.75%, 3/15/22(3)		125,000	123,125
Bombardier, Inc., 6.00%, 10/15/22(3)		30,000	29,400
TransDigm, Inc., 6.00%, 7/15/22		135,000	137,464
TransDigm, Inc., 6.375%, 6/15/26		50,000	52,500
United Technologies Corp., 6.05%, 6/1/36		66,000	88,827
			676,033
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		80,000	82,908
XPO Logistics, Inc., 6.50%, 6/15/22(3)		30,000	30,637
			113,545
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		125,000	126,094
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	149,275
			275,369
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		20,000	20,150
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		110,000	115,311
			135,461
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	346,224
General Motors Co., 5.15%, 4/1/38		60,000	60,870
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	131,610
			538,704
Banks — 0.8%
Akbank T.A.S., 5.00%, 10/24/22		70,000	69,563
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		143,000	150,684
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	121,507
Banistmo SA, 3.65%, 9/19/22		$150,000	152,437
Bank of America Corp., MTN, 4.20%, 8/26/24		200,000	215,643
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	134,975
Bank of America Corp., MTN, 5.00%, 1/21/44		$55,000	70,049
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		20,000	23,974
Bank of America Corp., VRN, 3.42%, 12/20/28		13,000	13,631
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	64,130
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	116,213
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	118,037

CIT Group, Inc., 5.00%, 8/15/22		$160,000	170,491
CIT Group, Inc., 5.00%, 8/1/23		50,000	54,063
Citigroup, Inc., 2.75%, 4/25/22		110,000	111,711
Citigroup, Inc., 4.45%, 9/29/27		230,000	253,439
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	147,648
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	136,701
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	115,514
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	79,564
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	115,046
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	157,014
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	43,262
HSBC Holdings plc, 2.95%, 5/25/21		200,000	202,793
HSBC Holdings plc, 4.375%, 11/23/26		200,000	216,258
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		170,000	175,525
JPMorgan Chase & Co., 3.875%, 9/10/24		405,000	433,097
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	114,394
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		50,000	56,359
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		20,000	22,263
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	121,468
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	97,498
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	33,193
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$225,000	229,349
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	60,021
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(3)		90,000	81,000
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	117,076
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,295
Wells Fargo & Co., 3.00%, 4/22/26		140,000	143,797
Wells Fargo & Co., 5.61%, 1/15/44		160,000	208,541
Wells Fargo & Co., MTN, 2.60%, 7/22/20		225,000	226,033
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	42,178
Westpac Banking Corp., 4.875%, 11/19/19		500,000	500,623
Woori Bank, MTN, 4.75%, 4/30/24		86,000	92,278
			5,915,335
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		130,000	155,445
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		20,000	20,964
AbbVie, Inc., 4.40%, 11/6/42		80,000	82,997
Amgen, Inc., 4.66%, 6/15/51		80,000	92,750
Celgene Corp., 3.25%, 8/15/22		50,000	51,599
Celgene Corp., 3.625%, 5/15/24		150,000	158,798
Celgene Corp., 3.875%, 8/15/25		40,000	43,323
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	41,780
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	247,293
			739,504
Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		87,000	90,698
Standard Industries, Inc., 6.00%, 10/15/25(3)		100,000	105,500
			196,198

Capital Markets — 0.2%

Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	131,523
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	69,934
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$195,000	203,485
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,900
MDGH - GMTN B.V., 3.25%, 4/28/22(3)		57,000	58,278
Morgan Stanley, 4.375%, 1/22/47		30,000	35,668
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	287,276
Morgan Stanley, MTN, 4.00%, 7/23/25		200,000	216,805
SURA Asset Management SA, 4.375%, 4/11/27		55,000	58,644
			1,142,513
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23		95,000	96,781
Element Solutions, Inc., 5.875%, 12/1/25(3)		80,000	83,913
Equate Petrochemical BV, 4.25%, 11/3/26(3)		46,000	49,082
Huntsman International LLC, 5.125%, 11/15/22		85,000	90,906
Olin Corp., 5.125%, 9/15/27		70,000	72,370
Tronox Finance plc, 5.75%, 10/1/25(3)		30,000	28,425
			421,477
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	107,375
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		60,000	60,601
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		64,000	67,448
Republic Services, Inc., 3.55%, 6/1/22		100,000	103,957
RR Donnelley & Sons Co., 6.00%, 4/1/24		90,000	93,375
			432,756
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(3)		85,000	76,521
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		115,000	119,456
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/1/31		70,000	98,175
Capital One Financial Corp., 3.80%, 1/31/28		180,000	191,589
Navient Corp., 5.00%, 10/26/20		65,000	66,362
Navient Corp., 5.50%, 1/25/23		220,000	229,350
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		90,000	96,070
			681,546
Containers and Packaging — 0.2%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(4)		200,000	208,750
Ball Corp., 5.00%, 3/15/22		40,000	42,400
Ball Corp., 5.25%, 7/1/25		35,000	39,025
Berry Global, Inc., 5.50%, 5/15/22		85,000	86,488
Berry Global, Inc., 5.125%, 7/15/23		60,000	61,725
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	199,025
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(3)		40,000	41,300
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)		40,000	42,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		100,000	102,845
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		200,000	207,375
Sealed Air Corp., 5.125%, 12/1/24(3)		105,000	113,662
			1,144,995

Diversified Financial Services — 0.1%

Berkshire Hathaway, Inc., 2.75%, 3/15/23	30,000	30,923
Fiore Capital LLC, VRDN, 1.85%, 11/6/19 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
Voya Financial, Inc., 5.70%, 7/15/43	50,000	63,474
Voya Financial, Inc., VRN, 5.65%, 5/15/53	75,000	79,427
		623,824
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(3)	140,000	150,268
AT&T, Inc., 3.40%, 5/15/25	70,000	73,421
AT&T, Inc., 2.95%, 7/15/26	80,000	81,512
AT&T, Inc., 3.80%, 2/15/27	60,000	64,303
AT&T, Inc., 4.10%, 2/15/28	30,000	32,518
AT&T, Inc., 5.15%, 11/15/46	91,000	105,934
CenturyLink, Inc., 5.625%, 4/1/20	170,000	172,763
CenturyLink, Inc., 5.80%, 3/15/22	90,000	95,625
Frontier Communications Corp., 11.00%, 9/15/25	10,000	4,725
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	107,500
Inmarsat Finance plc, 4.875%, 5/15/22(3)	50,000	50,750
Level 3 Financing, Inc., 5.375%, 8/15/22	134,000	134,536
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	56,994
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)	86,000	90,515
Orange SA, 4.125%, 9/14/21	70,000	72,872
Sprint Capital Corp., 8.75%, 3/15/32	100,000	122,188
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,436
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)	115,000	113,115
Verizon Communications, Inc., 2.625%, 8/15/26	50,000	51,119
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	48,201
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	39,041
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	144,691
		1,823,027
Electric Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	53,192
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	43,674
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	72,807
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	44,075
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	45,840
Exelon Corp., 4.45%, 4/15/46	20,000	22,716
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,934
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	35,140
FirstEnergy Corp., 4.25%, 3/15/23	70,000	74,230
FirstEnergy Corp., 4.85%, 7/15/47	20,000	23,873
Florida Power & Light Co., 3.95%, 3/1/48	30,000	34,907
Georgia Power Co., 4.30%, 3/15/42	30,000	32,980
Greenko Investment Co., 4.875%, 8/16/23(3)	57,000	56,433
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)	57,000	64,961
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	72,714
Pampa Energia SA, 7.50%, 1/24/27	114,000	91,885
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,875
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	21,119
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	21,772

Talen Energy Supply LLC, 6.50%, 6/1/25		95,000	71,727
Xcel Energy, Inc., 3.35%, 12/1/26		30,000	31,669
			998,523
Energy Equipment and Services†
Halliburton Co., 4.85%, 11/15/35		40,000	44,475
Precision Drilling Corp., 5.25%, 11/15/24		105,000	88,988
			133,463
Entertainment†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		100,000	95,385
Cinemark USA, Inc., 5.125%, 12/15/22		55,000	55,687
Viacom, Inc., 4.375%, 3/15/43		20,000	20,654
Walt Disney Co. (The), 4.75%, 9/15/44(3)		30,000	38,377
			210,103
Equity Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP, 3.65%, 2/1/26		70,000	74,508
Equinix, Inc., 5.375%, 5/15/27		90,000	97,875
Essex Portfolio LP, 3.25%, 5/1/23		20,000	20,590
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		70,000	76,297
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		100,000	110,215
Iron Mountain, Inc., 5.75%, 8/15/24		125,000	126,406
Iron Mountain, Inc., 4.875%, 9/15/27(3)		100,000	103,500
Kilroy Realty LP, 3.80%, 1/15/23		60,000	62,728
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	99,450
SBA Communications Corp., 4.875%, 7/15/22		125,000	126,641
Service Properties Trust, 4.65%, 3/15/24		80,000	82,924
			981,134
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		150,000	158,063
Kroger Co. (The), 3.30%, 1/15/21		110,000	111,694
Kroger Co. (The), 3.875%, 10/15/46		30,000	28,540
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	78,102
Walmart, Inc., 2.55%, 4/11/23		$4,000	4,099
			380,498
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	82,000
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		60,000	61,950
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		80,000	83,400
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		90,000	95,063
MHP SE, 7.75%, 5/10/24(3)		71,000	75,511
Minerva Luxembourg SA, 5.875%, 1/19/28(3)		40,000	40,880
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		280,000	291,200
Post Holdings, Inc., 5.00%, 8/15/26(3)		200,000	208,770
			938,774
Gas Utilities†
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		143,000	149,116
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		114,000	124,051
			273,167
Health Care Equipment and Supplies†
Medtronic, Inc., 3.50%, 3/15/25		58,000	62,388
Medtronic, Inc., 4.375%, 3/15/35		36,000	43,012

Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	50,000	48,563
		153,963
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,313
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,400
Aetna, Inc., 2.75%, 11/15/22	60,000	60,900
Anthem, Inc., 4.65%, 1/15/43	40,000	44,425
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	46,650
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	97,812
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(3)	55,000	42,075
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(3)	150,000	126,000
CommonSpirit Health, 2.95%, 11/1/22	40,000	40,804
CVS Health Corp., 3.50%, 7/20/22	50,000	51,760
CVS Health Corp., 4.30%, 3/25/28	120,000	130,371
CVS Health Corp., 4.78%, 3/25/38	40,000	44,487
CVS Health Corp., 5.05%, 3/25/48	60,000	68,839
DaVita, Inc., 5.125%, 7/15/24	107,000	109,490
DaVita, Inc., 5.00%, 5/1/25	155,000	157,519
Encompass Health Corp., 5.75%, 11/1/24	32,000	32,420
Envision Healthcare Corp., 8.75%, 10/15/26(3)	200,000	113,500
HCA, Inc., 7.50%, 2/15/22	215,000	239,080
HCA, Inc., 5.00%, 3/15/24	110,000	120,110
HCA, Inc., 5.375%, 2/1/25	220,000	242,275
HCA, Inc., 4.50%, 2/15/27	70,000	75,699
Northwell Healthcare, Inc., 4.26%, 11/1/47	30,000	33,217
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	45,000	29,250
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	249,837
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	53,188
Tenet Healthcare Corp., 5.125%, 5/1/25	150,000	153,937
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	81,740
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	86,834
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	61,113
		2,690,045
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	130,000	134,225
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	94,526
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	79,969
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	167,400
Golden Nugget, Inc., 6.75%, 10/15/24(3)	140,000	144,564
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	153,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	92,700
International Game Technology plc, 6.25%, 2/15/22(3)	170,000	179,775
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(3)	45,000	47,700
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	31,869
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	23,839
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	80,890
MGM Resorts International, 6.00%, 3/15/23	135,000	149,218
MGM Resorts International, 4.625%, 9/1/26	50,000	52,625
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	175,000	181,125

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	32,589
Scientific Games International, Inc., 6.25%, 9/1/20		70,000	70,263
Scientific Games International, Inc., 10.00%, 12/1/22		57,000	58,781
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		235,000	250,275
Yum! Brands, Inc., 3.75%, 11/1/21		50,000	51,375
			2,076,708
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27		90,000	88,650
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)		50,000	50,938
Meritage Homes Corp., 5.125%, 6/6/27		190,000	205,200
PulteGroup, Inc., 5.50%, 3/1/26		100,000	112,400
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		60,000	61,650
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		225,000	243,844
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	52,234
William Lyon Homes, Inc., 5.875%, 1/31/25		115,000	117,587
			932,503
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		65,000	67,600
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,900
			109,500
Independent Power and Renewable Electricity Producers†
Calpine Corp., 5.375%, 1/15/23		160,000	162,992
Listrindo Capital BV, 4.95%, 9/14/26		57,000	57,969
NRG Energy, Inc., 7.25%, 5/15/26		75,000	82,408
			303,369
Industrial Conglomerates†
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		229,000	229,066
Insurance — 0.2%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	128,244
American International Group, Inc., 4.125%, 2/15/24		$110,000	118,249
American International Group, Inc., 4.50%, 7/16/44		40,000	44,695
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	123,870
AXA SA, 7.125%, 12/15/20	GBP	20,000	27,545
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	80,653
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	74,098
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	32,280
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	124,076
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	36,379
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	26,239
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	120,844
Markel Corp., 4.90%, 7/1/22		$70,000	74,797
MetLife, Inc., 4.125%, 8/13/42		30,000	34,403
MetLife, Inc., 4.875%, 11/13/43		30,000	37,408
Prudential Financial, Inc., 3.94%, 12/7/49		90,000	98,446
WR Berkley Corp., 4.625%, 3/15/22		40,000	42,390
			1,224,616
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		90,000	82,800
Tencent Holdings Ltd., 3.80%, 2/11/25(3)		86,000	90,874

		173,674
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23	200,000	202,953
JD.com, Inc., 3.875%, 4/29/26	143,000	148,558
Prosus NV, 6.00%, 7/18/20	86,000	88,068
		439,579
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	100,625
Fidelity National Information Services, Inc., 3.00%, 8/15/26	100,000	103,512
		204,137
Media — 0.4%
Altice Financing SA, 6.625%, 2/15/23(3)	260,000	267,722
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	135,156
CBS Corp., 4.85%, 7/1/42	30,000	33,338
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	150,000	158,775
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	60,000	63,375
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	187,680
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	61,530
Comcast Corp., 6.40%, 5/15/38	100,000	141,578
Comcast Corp., 4.75%, 3/1/44	30,000	36,515
CSC Holdings LLC, 5.375%, 7/15/23(3)	100,000	102,748
CSC Holdings LLC, 6.625%, 10/15/25(3)	100,000	106,750
CSC Holdings LLC, 5.50%, 5/15/26(3)	50,000	52,813
DISH DBS Corp., 6.75%, 6/1/21	100,000	105,500
DISH DBS Corp., 5.00%, 3/15/23	130,000	131,463
Gray Television, Inc., 5.125%, 10/15/24(3)	100,000	103,875
Gray Television, Inc., 5.875%, 7/15/26(3)	175,000	184,410
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	6,238
Lamar Media Corp., 5.00%, 5/1/23	90,000	91,856
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,819
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	140,000	146,423
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	120,000	123,900
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)	95,000	96,838
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)	55,000	57,406
TEGNA, Inc., 5.50%, 9/15/24(3)	130,000	134,184
Videotron Ltd., 5.00%, 7/15/22	75,000	79,219
VTR Finance BV, 6.875%, 1/15/24	129,000	132,548
Ziggo BV, 5.50%, 1/15/27(3)	150,000	158,435
		2,931,094
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	75,000	79,219
Allegheny Technologies, Inc., 5.95%, 1/15/21	205,000	212,175
ArcelorMittal, 5.50%, 3/1/21	70,000	72,864
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	217,800
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)	90,000	90,562
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	50,406
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)	140,000	137,480
Freeport-McMoRan, Inc., 3.55%, 3/1/22	129,000	130,774
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	210,969
HTA Group Ltd., 9.125%, 3/8/22(3)	86,000	89,894

Nexa Resources SA, 5.375%, 5/4/27	128,000	136,241
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	117,587
Teck Resources Ltd., 6.25%, 7/15/41	40,000	44,626
Vedanta Resources Ltd., 6.125%, 8/9/24(3)	121,000	112,534
		1,703,131
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)	114,000	121,862
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)	86,000	88,575
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	43,988
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	35,519
NiSource, Inc., 5.65%, 2/1/45	40,000	51,832
Sempra Energy, 2.875%, 10/1/22	70,000	71,436
Sempra Energy, 3.25%, 6/15/27	50,000	50,996
Sempra Energy, 4.00%, 2/1/48	30,000	31,441
		495,649
Oil, Gas and Consumable Fuels — 0.8%
Antero Resources Corp., 5.625%, 6/1/23	35,000	24,719
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	65,450
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	90,000	100,021
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	190,000	205,200
Chesapeake Energy Corp., 8.00%, 1/15/25	70,000	46,550
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	145,198
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	53,453
CNX Resources Corp., 5.875%, 4/15/22	147,000	144,244
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	40,888
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	93,375
Denbury Resources, Inc., 9.00%, 5/15/21(3)	50,000	44,000
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	108,806
Ecopetrol SA, 5.875%, 5/28/45	185,000	214,313
Enbridge, Inc., 4.00%, 10/1/23	40,000	42,470
Encana Corp., 6.50%, 2/1/38	30,000	35,076
Energy Transfer Operating LP, 4.15%, 10/1/20	70,000	71,015
Energy Transfer Operating LP, 3.60%, 2/1/23	12,000	12,348
Energy Transfer Operating LP, 6.50%, 2/1/42	40,000	47,964
Enterprise Products Operating LLC, 5.20%, 9/1/20	35,000	35,917
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	148,532
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)	79,000	85,958
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)	79,000	106,876
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	45,000	45,394
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	200,000	187,500
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	48,562
Gulfport Energy Corp., 6.375%, 5/15/25	95,000	57,950
Hess Corp., 6.00%, 1/15/40	40,000	45,598
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	40,000	35,900
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	111,356
Laredo Petroleum, Inc., 6.25%, 3/15/23	70,000	64,225
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	135,525
MEG Energy Corp., 7.00%, 3/31/24(3)	100,000	94,430
MEG Energy Corp., 6.50%, 1/15/25(3)	75,000	78,281

MPLX LP, 6.25%, 10/15/22(3)	22,000	22,413
MPLX LP, 4.875%, 6/1/25	140,000	153,629
MPLX LP, 4.50%, 4/15/38	20,000	20,398
MPLX LP, 5.20%, 3/1/47	10,000	10,730
Murphy Oil Corp., 4.20%, 12/1/22	90,000	92,025
Newfield Exploration Co., 5.75%, 1/30/22	65,000	69,464
Newfield Exploration Co., 5.375%, 1/1/26	50,000	54,155
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,800
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	156,187
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)	160,000	165,517
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	245,212
Petrobras Global Finance BV, 7.25%, 3/17/44	100,000	121,750
Petroleos Mexicanos, 6.00%, 3/5/20	52,000	52,665
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,820
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	30,330
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	85,000
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	53,925
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	92,393
QEP Resources, Inc., 5.375%, 10/1/22	150,000	147,762
Range Resources Corp., 5.00%, 8/15/22	155,000	147,250
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	12,779	12,988
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	197,658
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	60,000	67,163
SM Energy Co., 5.00%, 1/15/24	70,000	62,125
Southwestern Energy Co., 6.20%, 1/23/25	150,000	132,750
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	112,448
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	151,267
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	96,822
Tullow Oil plc, 7.00%, 3/1/25(3)	150,000	155,437
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	140,346
Williams Cos., Inc. (The), 5.10%, 9/15/45	50,000	54,888
WPX Energy, Inc., 8.25%, 8/1/23	65,000	72,800
		5,816,211
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	47,475
Pharmaceuticals — 0.1%
Allergan Finance LLC, 3.25%, 10/1/22	88,000	90,070
Allergan Funding SCS, 3.85%, 6/15/24	100,000	105,398
Allergan Funding SCS, 4.55%, 3/15/35	40,000	42,925
Bausch Health Cos., Inc., 5.50%, 3/1/23(3)	62,000	62,775
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)	50,000	52,434
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)	120,000	124,875
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	150,000	150,907
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	150,000	135,000
		764,384
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	95,000	98,563
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	104,176
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	37,305

Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	14,152
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	91,950
Hertz Corp. (The), 6.25%, 10/15/22	65,000	65,712
Union Pacific Corp., 4.75%, 9/15/41	80,000	96,457
United Rentals North America, Inc., 4.625%, 7/15/23	110,000	112,778
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	208,490
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	52,906
		783,926
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	25,000	26,281
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	75,000	77,613
		103,894
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	267,603
Microsoft Corp., 2.70%, 2/12/25	100,000	104,142
Microsoft Corp., 3.45%, 8/8/36	20,000	21,907
Microsoft Corp., 4.25%, 2/6/47	130,000	161,117
Oracle Corp., 3.625%, 7/15/23	90,000	95,360
Oracle Corp., 2.65%, 7/15/26	50,000	51,351
		701,480
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	139,862
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	99,383
L Brands, Inc., 5.625%, 2/15/22	140,000	147,875
Party City Holdings, Inc., 6.125%, 8/15/23(3)	75,000	75,563
PetSmart, Inc., 5.875%, 6/1/25(3)	60,000	59,400
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	75,937
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	51,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	112,992
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	138,037
		900,049
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.45%, 8/4/26	50,000	51,077
Apple, Inc., 3.20%, 5/11/27	70,000	74,595
Apple, Inc., 2.90%, 9/12/27	20,000	20,950
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	195,000	206,992
EMC Corp., 2.65%, 6/1/20	50,000	50,063
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	81,084
NCR Corp., 5.00%, 7/15/22	100,000	101,000
Western Digital Corp., 4.75%, 2/15/26	80,000	81,650
		667,411
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	90,000	95,058
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	100,000	98,630
International Lease Finance Corp., 5.875%, 8/15/22	100,000	109,683
		208,313
Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	286,000	286,377
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	108,130

			394,507
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)		130,000	137,312
Digicel Ltd., 6.00%, 4/15/21		86,000	64,501
GTH Finance BV, 7.25%, 4/26/23(3)		87,000	97,398
Millicom International Cellular SA, 5.125%, 1/15/28(3)		143,000	147,826
Sprint Corp., 7.25%, 9/15/21		80,000	85,565
Sprint Corp., 7.875%, 9/15/23		70,000	77,438
Sprint Corp., 7.125%, 6/15/24		315,000	342,562
T-Mobile USA, Inc., 6.375%, 3/1/25		130,000	135,227
T-Mobile USA, Inc., 6.50%, 1/15/26		100,000	107,260
			1,195,089
TOTAL CORPORATE BONDS (Cost $43,200,531)			44,570,765
U.S. TREASURY SECURITIES — 3.8%
U.S. Treasury Bonds, 3.50%, 2/15/39		205,000	254,428
U.S. Treasury Bonds, 3.00%, 5/15/42		250,000	288,647
U.S. Treasury Bonds, 3.75%, 11/15/43		40,000	51,970
U.S. Treasury Bonds, 3.125%, 8/15/44(5)		1,350,000	1,598,484
U.S. Treasury Bonds, 3.00%, 5/15/45		100,000	116,305
U.S. Treasury Bonds, 3.00%, 11/15/45		50,000	58,259
U.S. Treasury Bonds, 2.50%, 5/15/46		750,000	797,974
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(5)		2,517,980	2,800,637
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26		1,486,525	1,649,953
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		254,440	293,764
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		2,569,164	3,106,198
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		427,320	563,082
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		749,371	785,620
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		345,929	352,920
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,265,955	1,507,218
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		1,329,190	1,389,123
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		425,132	458,392
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		824,663	838,456
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24		3,051,750	3,090,798
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		1,295,688	1,330,023
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		3,692,604	3,691,065
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		355,621	377,960
U.S. Treasury Notes, 1.50%, 11/30/19		1,350,000	1,349,624
U.S. Treasury Notes, 1.375%, 1/15/20(5)		300,000	299,877
U.S. Treasury Notes, 1.375%, 2/29/20		850,000	849,402
U.S. Treasury Notes, 1.50%, 5/31/20		200,000	199,875
U.S. Treasury Notes, 1.125%, 8/31/21		80,000	79,378
U.S. Treasury Notes, 2.00%, 12/31/21(5)		200,000	201,965
U.S. Treasury Notes, 2.25%, 8/15/27(5)		200,000	209,207
TOTAL U.S. TREASURY SECURITIES (Cost $26,875,778)			28,590,604
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.6%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	228,063
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	85,225

			313,288
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	69,000	86,447
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	41,000	49,311
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	29,000	54,568
			190,326
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	27,000	53,232
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	140,341
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	160,742
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	170,619
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	120,665
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	18,749
			611,116
China†
China Government Bond, 3.25%, 6/6/26	CNY	400,000	56,803
China Government Bond, 3.29%, 5/23/29	CNY	300,000	42,671
			99,474
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	103,525
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	29,290
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	39,656
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	18,132
			57,788
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	58,000	81,401
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	190,250
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	172,366
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	242,644
			605,260
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	218,938
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	365,000	423,543
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	248,000	293,394
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	34,000	55,579
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	24,000	54,083
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	56,000	101,123
			1,146,660
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	156,019
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	96,414
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	41,323
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	270,993
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	199,000	346,778

Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	130,000	192,806
			851,900
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	781,219
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	377,211
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	256,071
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,431,803
			2,846,304
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	61,635
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	119,024
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	214,602
			333,626
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$200,000	204,143
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	65,000	73,578
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	100,000	118,884
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	27,000	51,433
			243,895
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	85,000	9,492
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	510,000	57,191
Norway Government Bond, 1.75%, 9/6/29(3)	NOK	14,000,000	1,578,524
			1,645,207
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	88,051
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	61,338
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	73,206
			134,544
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	22,870
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	68,956
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	111,210
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	168,732
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,486
			173,218
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	41,066
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	121,153
			162,219
Tunisia†
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$200,000	183,284

Turkey†

Turkey Government International Bond, 6.875%, 3/17/36		$200,000	197,517
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	249,000	346,110
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	422,306
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	151,702
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	5,071
			925,189
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	32,138
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $11,043,232)			11,829,699
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 4.60%, (12-month LIBOR plus 1.86%), 7/1/36		20,349	21,443
FHLMC, VRN, 4.23%, (1-year H15T1Y plus 2.14%), 10/1/36		29,878	31,677
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37		35,638	37,686
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.78%), 9/1/40		20,826	21,802
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41		8,598	9,025
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41		28,480	29,325
FHLMC, VRN, 4.05%, (12-month LIBOR plus 1.87%), 7/1/41		27,932	29,395
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43		11,681	12,062
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43		5,974	6,183
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43		180	186
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35		26,912	27,905
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35		37,447	38,822
FNMA, VRN, 3.88%, (6-month LIBOR plus 1.54%), 9/1/35		9,929	10,299
FNMA, VRN, 4.42%, (1-year H15T1Y plus 2.16%), 3/1/38		36,723	38,773
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40		6,703	7,098
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.81%), 3/1/40		14,532	15,366
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40		30,357	31,786
			368,833
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, 7.00%, 8/1/29		510	556
FHLMC, 8.00%, 7/1/30		4,055	4,845
FHLMC, 5.50%, 12/1/33		26,700	29,713
FHLMC, 6.00%, 11/1/38		118,370	136,054
FHLMC, 3.50%, 4/1/49		1,787,860	1,843,948
FNMA, 5.00%, 9/1/20		2,180	2,248
FNMA, 7.00%, 6/1/26		201	221
FNMA, 7.00%, 1/1/29		3,284	3,495
FNMA, 6.50%, 4/1/29		4,872	5,429
FNMA, 6.50%, 8/1/29		2,774	3,096
FNMA, 6.50%, 12/1/29		7,687	8,567
FNMA, 7.00%, 3/1/30		1,704	1,860
FNMA, 7.50%, 9/1/30		1,069	1,261
FNMA, 5.00%, 7/1/31		3,447	3,689
FNMA, 7.00%, 9/1/31		4,177	4,397
FNMA, 6.50%, 1/1/32		1,723	1,921
FNMA, 6.50%, 8/1/32		2,991	3,416
FNMA, 6.50%, 11/1/32		30,569	34,781

FNMA, 5.50%, 6/1/33	10,545	11,782
FNMA, 5.50%, 8/1/33	16,923	19,061
FNMA, 5.00%, 11/1/33	121,082	133,771
FNMA, 3.50%, 3/1/34	95,837	100,065
FNMA, 4.50%, 9/1/35	64,132	69,409
FNMA, 5.00%, 2/1/36	89,462	98,803
FNMA, 5.50%, 1/1/37	62,355	70,331
FNMA, 6.50%, 8/1/37	16,069	17,868
FNMA, 5.00%, 4/1/40	233,672	258,439
FNMA, 4.00%, 1/1/41	738,723	792,582
FNMA, 4.50%, 7/1/41	346,445	375,734
FNMA, 4.50%, 9/1/41	30,333	32,899
FNMA, 4.00%, 12/1/41	237,975	254,776
FNMA, 3.50%, 5/1/42	192,586	202,199
FNMA, 3.50%, 6/1/42	112,225	117,966
FNMA, 3.00%, 11/1/42	388,081	400,458
FNMA, 3.00%, 11/1/46	460,019	472,384
FNMA, 6.50%, 8/1/47	5,721	6,153
FNMA, 6.50%, 9/1/47	11,584	12,420
FNMA, 6.50%, 9/1/47	557	598
FNMA, 6.50%, 9/1/47	6,090	6,530
FNMA, 3.00%, 4/1/48	450,382	462,800
FNMA, 4.50%, 7/1/48	1,033,470	1,094,176
GNMA, 7.50%, 10/15/25	874	887
GNMA, 6.00%, 3/15/26	2,702	2,989
GNMA, 7.00%, 12/15/27	2,570	2,576
GNMA, 6.50%, 2/15/28	117	129
GNMA, 7.00%, 5/15/31	8,624	9,969
GNMA, 5.50%, 11/15/32	16,452	18,307
GNMA, 6.50%, 10/15/38	231,154	266,103
GNMA, 4.50%, 5/20/41	203,962	220,640
GNMA, 4.50%, 6/15/41	251,930	274,488
GNMA, 3.50%, 4/20/45	63,013	66,133
GNMA, 2.50%, 2/20/47	32,472	32,904
		7,995,826
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,071,611)		8,364,659
ASSET-BACKED SECURITIES — 0.9%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	95,023	95,489
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	64,015	63,852
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.59%, (1-month LIBOR plus 0.70%), 3/17/37(3)	330,067	327,698
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.84%, (1-month LIBOR plus 0.95%), 3/17/37(3)	1,325,000	1,312,205
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.19%, (1-month LIBOR plus 1.28%), 6/17/37(3)	350,000	349,898
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.04%, (1-month LIBOR plus 1.15%), 7/17/37(3)	700,000	700,003
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.14%, (1-month LIBOR plus 1.25%), 1/17/38(3)	700,000	699,266
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	44,854	44,852
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	36,003	36,045
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	39,054	38,895
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	119,009	119,443
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	100,000	100,935

Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	850,000	870,854
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	49,398	49,974
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	42,918	42,906
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	17,633	17,621
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	321,795	329,014
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(3)	225,996	231,161
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(3)	334,130	339,020
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	351,850	363,579
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	54,719	58,020
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	41,238	43,508
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	425,031	425,028
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	135,668	135,809
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	323,395	332,967
TOTAL ASSET-BACKED SECURITIES (Cost $7,048,454)		7,128,042
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.20%, (3-month LIBOR plus 1.20%), 1/15/29(3)	1,000,000	1,000,470
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(3)	300,000	294,838
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.99%, (3-month LIBOR plus 1.02%), 4/20/31(3)	150,000	148,015
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(3)	100,000	97,759
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.66%, (3-month LIBOR plus 1.50%), 5/15/31(3)	1,250,000	1,228,947
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(3)	325,000	317,335
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.92%, (3-month LIBOR plus 0.98%), 4/24/31(3)	300,000	296,299
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(3)	350,000	345,797
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.52%, (3-month LIBOR plus 1.55%), 4/20/30(3)	300,000	296,277
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(3)	750,000	749,709
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.09%, (3-month LIBOR plus 1.12%), 7/20/31(3)	150,000	148,972
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.07%, (3-month LIBOR plus 1.07%), 1/18/31(3)	100,000	99,475
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.12%, (3-month LIBOR plus 1.15%), 7/20/31(3)	200,000	198,815
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.57%, (3-month LIBOR plus 1.60%), 7/20/31(3)	200,000	197,063
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.47%, (3-month LIBOR plus 1.50%), 4/19/30(3)	100,000	99,059
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.98%, (3-month LIBOR plus 0.98%), 4/15/31(3)	275,000	276,451
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.50%, (3-month LIBOR plus 1.50%), 4/15/31(3)	300,000	296,887
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(3)	25,000	24,545
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 2.96%, (3-month LIBOR plus 0.96%), 4/16/31(3)	225,000	222,968
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.70%, (3-month LIBOR plus 1.70%), 10/18/31(3)	400,000	396,582
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,786,500)		6,736,263
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	9,812	10,390
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.30%, 3/25/35	16,772	17,484
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.79%, 6/25/34	60,578	61,507
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	17,696	17,720
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.22%, 8/25/34	16,374	15,994
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	47,141	47,967

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	19,793	20,522
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	65,555	70,473
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	147,713	151,012
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.97%, 10/25/34	39,403	39,837
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	16,227	17,090
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	23,325	23,430
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	44,885	46,510
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	33,682	34,257
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.44%, 9/25/35	53,700	55,578
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	18,475	19,076
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.41%, 7/25/35	15,277	15,546
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	12,261	12,400
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	31,842	32,867
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	47,504	47,664
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.71%, 11/21/34	80,793	83,592
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.29%, 11/25/35	43,458	44,303
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.43%, 2/25/35	27,717	28,344
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.43%, 2/25/35	11,087	11,311
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	422,404	447,115
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.32%, (1-month LIBOR plus 1.50%), 6/25/57(3)	265,043	270,171
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	153,569	156,878
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	156,076	158,692
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	248,216	251,440
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	59,020	58,951
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	23,065	23,572
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.56%, (1-month LIBOR plus 0.74%), 9/25/44	46,535	47,057
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	21,367	22,004
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.43%, 3/25/35	83,975	83,969
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.26%, 8/25/35	45,853	47,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.89%, 9/25/34	29,730	31,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	24,986	25,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.94%, 6/25/35	93,086	94,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.98%, 6/25/35	11,628	12,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.90%, 3/25/35	23,705	24,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.08%, 4/25/35	17,522	17,926
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	49,375	51,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	38,070	38,410
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	248,617	250,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	37,309	38,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	24,414	24,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	6,817	6,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.83%, 1/25/38	40,377	39,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.43%, 12/28/37	22,286	22,199
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	19,705	21,027
		3,190,897
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.17%, (1-month LIBOR plus 1.35%), 3/25/29	53,316	53,425
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.27%, (1-month LIBOR plus 0.45%), 7/25/30	56,887	56,847

FNMA, Series 2014-C02, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	52,115	54,221
FNMA, Series 2014-C02, Class 2M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	212,736	220,105
FNMA, Series 2017-C01, Class 1M1, VRN, 3.12%, (1-month LIBOR plus 1.30%), 7/25/29	30,132	30,188
FNMA, Series 2017-C03, Class 1M2, VRN, 4.82%, (1-month LIBOR plus 3.00%), 10/25/29	75,000	78,128
FNMA, Series 2017-C06, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.80%), 2/25/30	100,000	102,104
FNMA, Series 2017-C07, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.40%), 5/25/30	650,000	660,423
		1,255,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,388,853)		4,446,338
COMMERCIAL PAPER(7) — 0.5%
Exxon Mobil Corp., 2.05%, 11/8/19	3,000,000	2,998,959
Old Line Funding LLC, VRN, 2.01%, (1-month LIBOR plus 0.12%), 1/16/20(3)	400,000	400,078
TOTAL COMMERCIAL PAPER (Cost $3,398,828)		3,399,037
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	150,807
Chicago Midway International Airport Rev., VRDN, 1.11%, 11/7/19 (LOC: Bank of Montreal)	410,000	410,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	73,599
Massachusetts Education Financing Authority, 2.10%, 11/5/19 (LOC: Royal Bank of Canada)	500,000	500,004
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	21,377
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,332
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	64,130
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	46,763
New York City GO, 6.27%, 12/1/37	5,000	7,102
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	94,943
Pasadena Public Financing Authority Rev., VRDN, 1.83%, 11/7/19 (SBBPA: Bank of the West)	530,000	530,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	46,908
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	12,641
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.15%, 11/7/19 (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	118,147
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	193,554
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	57,571
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,512
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	8,080
State of California GO, 6.65%, 3/1/22	20,000	21,712
State of California GO, 4.60%, 4/1/38	30,000	33,306
State of California GO, 7.55%, 4/1/39	20,000	32,843
State of California GO, 7.30%, 10/1/39	25,000	38,719
State of California GO, 7.60%, 11/1/40	40,000	67,579
State of Illinois GO, 5.10%, 6/1/33	45,000	48,691
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	68,597
State of Washington GO, 5.14%, 8/1/40	20,000	26,527
TOTAL MUNICIPAL SECURITIES (Cost $2,886,215)		3,201,444
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	12,693	622,021
iShares Russell 1000 Value ETF	3,749	487,632
iShares Russell Mid-Cap Value ETF	16,151	1,456,820
SPDR S&P Oil & Gas Exploration & Production ETF	13,592	287,063

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,853,318)		2,853,536
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	500,000	569,365
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	250,000	271,221
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	225,000	243,088
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	200,000	213,763
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	275,000	289,845
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	200,000	211,566
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	413,949
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	104,072
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	263,221
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,438,082)		2,580,090
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Federal Home Loan Bank, VRN, 1.84%, (SOFR plus 0.03%), 3/6/20 (Cost $500,000)	500,000	499,920
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Mapletree Commerical Trust(1) (Cost $—)	4,849	321
TEMPORARY CASH INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,240,867)	6,240,867	6,240,867
TOTAL INVESTMENT SECURITIES — 96.6% (Cost $649,588,754)		725,705,325
OTHER ASSETS AND LIABILITIES — 3.4%		25,726,756
TOTAL NET ASSETS — 100.0%		$751,432,081

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,192,690	USD	820,201	UBS AG	12/18/19	$2,948
USD	362,328	AUD	535,537	UBS AG	12/18/19	(7,279)
BRL	4,745,439	USD	1,162,756	Goldman Sachs & Co.	12/18/19	17,454
CAD	9,180	USD	6,926	Morgan Stanley	12/31/19	46
CAD	9,823	USD	7,442	Morgan Stanley	12/31/19	18
CAD	10,557	USD	7,921	Morgan Stanley	12/31/19	97
CAD	11,959	USD	8,973	Morgan Stanley	12/31/19	110
CAD	74,898	USD	56,275	Morgan Stanley	12/31/19	611
CAD	12,026	USD	9,027	Morgan Stanley	12/31/19	107
CAD	7,925	USD	5,968	Morgan Stanley	12/31/19	50
CAD	24,126	USD	18,456	Morgan Stanley	12/31/19	(131)
CAD	6,860	USD	5,248	Morgan Stanley	12/31/19	(37)
USD	615,714	CAD	810,735	Morgan Stanley	12/18/19	25
USD	322,769	CAD	426,868	Morgan Stanley	12/31/19	(1,449)
USD	253,020	CAD	335,713	Morgan Stanley	12/31/19	(1,962)
USD	10,719	CAD	14,141	Morgan Stanley	12/31/19	(22)
USD	14,778	CAD	19,488	Morgan Stanley	12/31/19	(24)
USD	27,339	CAD	35,761	Morgan Stanley	12/31/19	178
USD	111,066	CAD	145,403	Morgan Stanley	12/31/19	628
USD	98,814	CAD	129,206	Morgan Stanley	12/31/19	678

USD	18,607	CAD	24,344	Morgan Stanley	12/31/19	117
CHF	372,932	USD	380,155	UBS AG	12/18/19	(800)
CHF	64,743	USD	65,491	UBS AG	12/31/19	445
CHF	659,031	USD	672,167	UBS AG	12/31/19	(987)
USD	176,427	CHF	173,763	UBS AG	12/18/19	(328)
USD	375,495	CHF	372,960	UBS AG	12/18/19	(3,888)
USD	599,684	CHF	588,145	Goldman Sachs & Co.	12/31/19	697
USD	713,994	CHF	704,462	UBS AG	12/31/19	(3,454)
USD	19,631	CHF	19,312	UBS AG	12/31/19	(38)
CLP	276,356,335	USD	382,739	Goldman Sachs & Co.	12/18/19	(9,688)
USD	387,483	CLP	276,562,465	Goldman Sachs & Co.	12/18/19	14,155
CNY	21,840	USD	3,070	Goldman Sachs & Co.	12/18/19	28
USD	43,844	CNY	310,396	Goldman Sachs & Co.	12/18/19	(177)
USD	59,310	CNY	420,123	Goldman Sachs & Co.	12/18/19	(273)
COP	1,309,469,970	USD	386,759	Goldman Sachs & Co.	12/18/19	55
USD	386,462	COP	1,309,469,970	Goldman Sachs & Co.	12/18/19	(351)
CZK	17,174,409	USD	730,111	UBS AG	12/18/19	20,945
USD	379,594	CZK	8,920,383	UBS AG	12/18/19	(10,505)
USD	379,995	CZK	8,923,243	UBS AG	12/18/19	(10,228)
USD	67,274	DKK	452,912	Bank of America N.A.	12/18/19	(569)
EUR	36,443	USD	40,271	Credit Suisse AG	12/31/19	540
EUR	52,369	USD	58,341	Credit Suisse AG	12/31/19	304
EUR	24,953	USD	27,372	Credit Suisse AG	12/31/19	571
EUR	72,309	USD	79,712	Credit Suisse AG	12/31/19	1,264
EUR	110,469	USD	122,021	Credit Suisse AG	12/31/19	1,689
EUR	30,397	USD	33,525	Credit Suisse AG	12/31/19	515
EUR	52,898	USD	58,430	Credit Suisse AG	12/31/19	809
EUR	72,760	USD	80,751	Credit Suisse AG	12/31/19	730
EUR	58,597	USD	64,687	Credit Suisse AG	12/31/19	934
EUR	2,815,415	USD	3,154,832	Credit Suisse AG	12/31/19	(1,951)
EUR	218,343	USD	244,665	Credit Suisse AG	12/31/19	(151)
EUR	39,915	USD	44,614	Credit Suisse AG	12/31/19	86
EUR	624,230	USD	694,595	Credit Suisse AG	12/31/19	4,458
EUR	42,521	USD	47,552	Goldman Sachs & Co.	12/31/19	66
USD	4,332,574	EUR	3,930,022	JPMorgan Chase Bank N.A.	11/20/19	(55,113)
USD	378,300	EUR	337,600	Credit Suisse AG	12/31/19	234
USD	1,868,590	EUR	1,668,488	Credit Suisse AG	12/31/19	110
USD	1,730,593	EUR	1,552,993	Credit Suisse AG	12/31/19	(8,548)
USD	41,603	EUR	37,387	Credit Suisse AG	12/31/19	(266)
USD	83,258	EUR	75,078	Credit Suisse AG	12/31/19	(819)
USD	118,408	EUR	107,615	Credit Suisse AG	12/31/19	(2,106)
USD	114,248	EUR	103,768	Credit Suisse AG	12/31/19	(1,957)
USD	151,714	EUR	138,304	Credit Suisse AG	12/31/19	(3,168)
USD	1,082,091	EUR	971,042	Credit Suisse AG	12/31/19	(5,345)
USD	2,869,965	EUR	2,575,438	Credit Suisse AG	12/31/19	(14,175)
USD	4,894	EUR	4,409	Credit Suisse AG	12/31/19	(44)
USD	30,788	EUR	27,978	Credit Suisse AG	12/31/19	(544)
USD	23,127	EUR	20,865	Credit Suisse AG	12/31/19	(239)
USD	27,861	EUR	25,038	Credit Suisse AG	12/31/19	(178)
USD	78,728	EUR	70,750	Credit Suisse AG	12/31/19	(503)

USD	15,319	EUR	13,771	Goldman Sachs & Co.	12/31/19	(102)
USD	48,464	EUR	43,363	Goldman Sachs & Co.	12/31/19	(97)
GBP	25,148	USD	31,363	JPMorgan Chase Bank N.A.	12/31/19	1,277
GBP	25,032	USD	31,032	JPMorgan Chase Bank N.A.	12/31/19	1,458
GBP	21,790	USD	28,293	JPMorgan Chase Bank N.A.	12/31/19	(11)
GBP	34,365	USD	44,150	JPMorgan Chase Bank N.A.	12/31/19	453
GBP	846,590	USD	1,099,727	JPMorgan Chase Bank N.A.	12/31/19	(901)
GBP	23,540	USD	29,050	JPMorgan Chase Bank N.A.	12/31/19	1,504
GBP	20,916	USD	27,159	JPMorgan Chase Bank N.A.	12/31/19	(11)
GBP	24,075	USD	29,846	JPMorgan Chase Bank N.A.	12/31/19	1,402
GBP	23,898	USD	30,347	JPMorgan Chase Bank N.A.	12/31/19	671
USD	1,586,524	GBP	1,282,278	Bank of America N.A.	12/18/19	(76,945)
USD	671,130	GBP	516,604	Goldman Sachs & Co.	12/31/19	608
USD	27,690	GBP	22,461	Goldman Sachs & Co.	12/31/19	(1,462)
USD	16,336	GBP	12,685	JPMorgan Chase Bank N.A.	12/31/19	(129)
USD	1,138,727	GBP	906,630	JPMorgan Chase Bank N.A.	12/31/19	(38,026)
USD	42,588	GBP	33,809	JPMorgan Chase Bank N.A.	12/31/19	(1,294)
USD	27,783	GBP	21,565	JPMorgan Chase Bank N.A.	12/31/19	(207)
USD	1,179,408	GBP	939,019	JPMorgan Chase Bank N.A.	12/31/19	(39,385)
HUF	340,640,990	USD	1,134,713	UBS AG	12/18/19	24,242
HUF	229,950,742	USD	773,152	UBS AG	12/18/19	9,205
HUF	113,836,148	USD	376,816	UBS AG	12/18/19	10,486
USD	2,272,152	HUF	684,417,707	UBS AG	12/18/19	(56,427)
USD	372,522	HUF	112,862,875	UBS AG	12/18/19	(11,469)
USD	363,822	HUF	109,104,716	UBS AG	12/18/19	(7,383)
USD	442,971	HUF	131,241,200	UBS AG	12/18/19	(3,548)
USD	149,123	IDR	2,126,935,568	Goldman Sachs & Co.	12/18/19	(1,197)
ILS	1,338,050	USD	379,968	UBS AG	12/18/19	516
USD	379,767	ILS	1,337,084	UBS AG	12/18/19	(442)
INR	52,474,221	USD	733,239	Goldman Sachs & Co.	12/18/19	1,319
USD	734,470	INR	52,474,221	Goldman Sachs & Co.	12/18/19	(88)
JPY	2,324,892	USD	21,763	Bank of America N.A.	12/30/19	(152)
JPY	1,388,004	USD	13,041	Bank of America N.A.	12/30/19	(138)
JPY	961,380	USD	9,029	Bank of America N.A.	12/30/19	(92)
JPY	1,556,130	USD	14,379	Bank of America N.A.	12/30/19	86
JPY	2,558,545	USD	23,959	Bank of America N.A.	12/30/19	(176)
JPY	1,557,503	USD	14,636	Bank of America N.A.	12/30/19	(158)
JPY	67,216,438	USD	622,238	Bank of America N.A.	12/30/19	2,585
USD	2,874,223	JPY	311,006,490	Bank of America N.A.	11/20/19	(8,211)
USD	349,443	JPY	37,470,779	Bank of America N.A.	12/30/19	1,126
USD	358,336	JPY	38,424,330	Bank of America N.A.	12/30/19	1,155
USD	8,546	JPY	912,870	Bank of America N.A.	12/30/19	60
USD	11,078	JPY	1,194,608	Bank of America N.A.	12/30/19	(26)
USD	641,193	JPY	68,755,103	Bank of America N.A.	12/30/19	2,067
USD	23,902	JPY	2,577,383	Bank of America N.A.	12/30/19	(57)
USD	17,335	JPY	1,867,680	Bank of America N.A.	12/30/19	(26)
USD	509,233	JPY	55,122,435	Goldman Sachs & Co.	12/30/19	(3,168)
USD	12,460	KRW	14,807,935	Goldman Sachs & Co.	12/18/19	(204)
MXN	9,935,897	USD	500,065	Morgan Stanley	12/18/19	12,991
USD	416,185	MXN	7,993,870	Morgan Stanley	12/18/19	3,408

MYR	3,178,220	USD	759,613	Goldman Sachs & Co.	12/18/19	3,068
USD	62,127	MYR	259,876	Goldman Sachs & Co.	12/18/19	(236)
NOK	5,219,639	USD	582,503	Goldman Sachs & Co.	12/18/19	(14,740)
NOK	3,110,294	USD	341,194	Goldman Sachs & Co.	12/18/19	(2,874)
NOK	3,242,395	USD	356,062	Goldman Sachs & Co.	12/18/19	(3,372)
NOK	4,908,326	USD	531,720	Goldman Sachs & Co.	12/18/19	2,180
NOK	226,125	USD	24,571	Goldman Sachs & Co.	12/30/19	29
NOK	140,196	USD	15,460	Goldman Sachs & Co.	12/30/19	(208)
NOK	183,562	USD	20,156	Goldman Sachs & Co.	12/30/19	(186)
NOK	156,959	USD	17,136	Goldman Sachs & Co.	12/30/19	(61)
NOK	143,837	USD	15,700	Goldman Sachs & Co.	12/30/19	(52)
NOK	133,822	USD	14,668	Goldman Sachs & Co.	12/30/19	(109)
NOK	204,691	USD	22,259	Goldman Sachs & Co.	12/30/19	9
USD	407,377	NOK	3,646,451	Goldman Sachs & Co.	12/18/19	10,736
USD	344,272	NOK	3,122,974	Goldman Sachs & Co.	12/18/19	4,572
USD	383,645	NOK	3,494,082	Goldman Sachs & Co.	12/18/19	3,578
USD	396,461	NOK	3,645,775	Goldman Sachs & Co.	12/30/19	(165)
USD	563,115	NOK	5,028,221	Goldman Sachs & Co.	12/30/19	16,092
USD	14,248	NOK	128,864	Goldman Sachs & Co.	12/30/19	229
USD	14,209	NOK	129,661	Goldman Sachs & Co.	12/30/19	103
USD	12,758	NOK	116,555	Goldman Sachs & Co.	12/30/19	77
NZD	1,176,356	USD	741,071	UBS AG	12/18/19	13,758
NZD	605,577	USD	382,122	UBS AG	12/18/19	6,457
USD	1,145,710	NZD	1,781,709	UBS AG	12/18/19	2,446
PEN	224,677	USD	67,410	Goldman Sachs & Co.	12/18/19	(325)
PEN	1,164,346	USD	343,759	Goldman Sachs & Co.	12/18/19	3,897
PEN	1,351,631	USD	402,895	Goldman Sachs & Co.	12/18/19	682
USD	1,559,923	PEN	5,217,007	Goldman Sachs & Co.	12/18/19	2,204
USD	370,099	PHP	19,276,588	Goldman Sachs & Co.	12/18/19	(8,944)
USD	364,942	PHP	18,956,925	Goldman Sachs & Co.	12/18/19	(7,815)
PLN	2,989,304	USD	751,006	Goldman Sachs & Co.	12/18/19	31,647
PLN	1,504,447	USD	376,178	Goldman Sachs & Co.	12/18/19	17,713
PLN	1,523,116	USD	380,941	Goldman Sachs & Co.	12/18/19	17,838
PLN	1,521,255	USD	386,409	Goldman Sachs & Co.	12/18/19	11,882
USD	61,092	PLN	240,744	Goldman Sachs & Co.	12/18/19	(1,939)
USD	1,133,092	PLN	4,481,267	Goldman Sachs & Co.	12/18/19	(40,183)
USD	765,944	PLN	3,058,298	Goldman Sachs & Co.	12/18/19	(34,773)
RUB	49,394,083	USD	746,275	Goldman Sachs & Co.	12/18/19	19,291
USD	789,540	RUB	50,815,198	Goldman Sachs & Co.	12/18/19	1,948
SEK	1,347	USD	140	Bank of America N.A.	12/18/19	—
SEK	3,617,348	USD	370,824	Bank of America N.A.	12/18/19	4,773
SEK	102,643	USD	10,649	Goldman Sachs & Co.	12/30/19	17
SEK	50,967	USD	5,259	Goldman Sachs & Co.	12/30/19	38
SEK	139,248	USD	14,233	Goldman Sachs & Co.	12/30/19	238
SEK	288,843	USD	29,421	Goldman Sachs & Co.	12/30/19	594
SEK	122,518	USD	12,489	Goldman Sachs & Co.	12/30/19	243
SEK	258,186	USD	26,373	Goldman Sachs & Co.	12/30/19	457
SEK	434,078	USD	44,316	Goldman Sachs & Co.	12/30/19	793
SEK	114,879	USD	11,654	Goldman Sachs & Co.	12/30/19	284
SEK	104,329	USD	10,544	Goldman Sachs & Co.	12/30/19	298

SEK	60,335	USD	6,094	Goldman Sachs & Co.	12/30/19	176
SEK	93,534	USD	9,553	Goldman Sachs & Co.	12/30/19	166
SEK	60,507	USD	6,202	Goldman Sachs & Co.	12/30/19	86
SEK	121,987	USD	12,484	Goldman Sachs & Co.	12/30/19	192
SEK	82,289	USD	8,444	Goldman Sachs & Co.	12/30/19	107
SEK	97,510	USD	10,149	Goldman Sachs & Co.	12/30/19	(16)
SEK	125,300	USD	13,058	Goldman Sachs & Co.	12/30/19	(37)
SEK	142,596	USD	14,466	Goldman Sachs & Co.	12/30/19	352
SEK	129,097	USD	13,159	Goldman Sachs & Co.	12/30/19	256
SEK	134,528	USD	13,880	Goldman Sachs & Co.	12/30/19	100
SEK	217,980	USD	22,615	Goldman Sachs & Co.	12/30/19	37
SEK	196,693	USD	20,035	Goldman Sachs & Co.	12/30/19	405
SEK	179,309	USD	18,315	Goldman Sachs & Co.	12/30/19	319
SEK	5,029,495	USD	523,488	Goldman Sachs & Co.	12/30/19	(835)
USD	233,589	SEK	2,257,150	Goldman Sachs & Co.	12/30/19	(968)
USD	611,083	SEK	5,904,837	Goldman Sachs & Co.	12/30/19	(2,533)
USD	12,972	SEK	124,861	Goldman Sachs & Co.	12/30/19	(3)
USD	68,319	SGD	94,171	Bank of America N.A.	12/18/19	(932)
THB	12,268,161	USD	405,157	Goldman Sachs & Co.	12/18/19	1,324
USD	1,121,768	THB	34,292,433	Goldman Sachs & Co.	12/18/19	(14,445)
ZAR	5,607,367	USD	374,349	UBS AG	12/18/19	(5,437)
USD	365,959	ZAR	5,607,367	UBS AG	12/18/19	(2,953)
						$(212,958)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	December 2019	JPY	60,000,000	$856,579	$(4,639)
Korean Treasury 10-Year Bonds	3	December 2019	KRW	300,000,000	334,669	(8,463)
U.S. Treasury 10-Year Notes	37	December 2019	USD	3,700,000	4,820,984	(18,349)
U.S. Treasury 2-Year Notes	142	December 2019	USD	28,400,000	30,615,422	(39,219)
U.S. Treasury 5-Year Notes	66	December 2019	USD	6,600,000	7,867,406	(53,258)
					$44,495,060	$(123,928)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	1	December 2019	EUR	100,000	$191,564	$4,805

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$4,360,950	$271,707	$82,244	$353,951

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,490,754, which represented 3.9% of total net assets.

(4)	The security's rate was paid in cash at the last payment date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $490,285.

(6)	Security is a zero-coupon bond.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	255,067,606	63,962,929	—
Affiliated Funds	276,233,205	—	—
Corporate Bonds	—	44,570,765	—
U.S. Treasury Securities	—	28,590,604	—
Sovereign Governments and Agencies	—	11,829,699	—
U.S. Government Agency Mortgage-Backed Securities	—	8,364,659	—
Asset-Backed Securities	—	7,128,042	—
Collateralized Loan Obligations	—	6,736,263	—
Collateralized Mortgage Obligations	—	4,446,338	—
Commercial Paper	—	3,399,037	—
Municipal Securities	—	3,201,444	—
Exchange-Traded Funds	2,853,536	—	—
Commercial Mortgage-Backed Securities	—	2,580,090	—
U.S. Government Agency Securities	—	499,920	—
Rights	—	321	—
Temporary Cash Investments	6,240,867	—	—
	540,395,214	185,310,111	—
Other Financial Instruments
Futures Contracts	—	4,805	—
Swap Agreements	—	353,951	—
Forward Foreign Currency Exchange Contracts	—	330,012	—
	—	688,768	—
Liabilities
Other Financial Instruments
Futures Contracts	110,826	13,102	—
Forward Foreign Currency Exchange Contracts	—	542,970	—
	110,826	556,072	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$7,409	$7,308	—	$118	$14,835	288	—	$57
American Century Quality Diversified International ETF	—	32,680	—	299	32,979	831	—	—
American Century STOXX U.S. Quality Growth ETF	—	46,777	—	260	47,037	1,115	—	—
American Century STOXX U.S. Quality Value ETF	2,959	38,587	$3,171	107	38,482	933	$(38)	28
Avantis Emerging Markets Equity ETF	—	40,272	—	64	40,336	791	—	—
Avantis International Equity ETF	—	31,005	—	192	31,197	605	—	—
Avantis International Small Cap Value ETF	—	8,654	—	45	8,699	168	—	—
Avantis U.S. Equity ETF	—	51,314	—	305	51,619	1,010	—	—
Avantis U.S. Small Cap Value ETF	—	11,016	—	33	11,049	216	—	—
	$10,368	$267,613	$3,171	$1,423	$276,233	5,957	$(38)	$85

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.